Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment is comprised of the following:

	September 30, 2021	December 31, 2020
Tools and molds	$605,000	$592,000
Computer equipment	11,000	4,000
Vehicles	45,000	45,000
Total cost	661,000	641,000
Accumulated depreciation	(512,000)	(278,000)
Net book value	$149,000	$363,000

Property and equipment consist of the following at December 31, 2020 and 2019:

	2020	2019

Tools and molds	$592,000	$211,000
Computer equipment	4,000	-
Vehicles	45,000	-
Total cost	641,000	211,000
Less: accumulated depreciation and amortization	(278,000)	(13,000)
Property and equipment, net	$363,000	$198,000